Supplement to the Variable Annuity Prospectuses
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                        American General Life Insurance Company

                        Variable Separate Account
                      PolarisAmerica Variable Annuity

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Effective on or about November 8, 2021 ("Effective Date"), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the "Reorganization"). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the "Target Underlying Funds") were reorganized into the Underlying Funds of SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to "Anchor Series Trust" and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or were lowered as a result of the Reorganization.

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            Target Underlying Funds - Class 1                            Acquiring Underlying Funds - Class 1
                   Advisor                                                Advisor
           Subadvisor (if applicable)                             Subadvisor (if applicable)
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SA WellsCap Aggressive Growth Portfolio               SA JPMorgan Mid-Cap Growth Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wells Capital Management Incorporated                 J.P. Morgan Investment Management Inc.
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SA Wellington Government and Quality Bond Portfolio   SA Wellington Government and Quality Bond Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
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 SA Wellington Capital Appreciation Portfolio        SA Wellington Capital Appreciation Portfolio
SunAmerica Asset Management, LLC                       SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
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Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  November 8, 2021

                   Please keep this Supplement with your Prospectus

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